INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Summary of investments

	As at December 31,	As at December 31,
	2021	2020
Equity securities	$268,950	$282,356
Share purchase warrants	74,559	92,747
Total investments	$343,509	$375,103

The following table sets out details of the Company's investments:

	As at December 31, 2021
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$89,974	$26,317	$116,291
Rupert Resources Ltd.	76,883	42,768	119,651
White Gold Corp.	17,403	99	17,502
Royal Road Minerals Ltd.	12,849	—	12,849
Other(i)	71,841	5,375	77,216
Total investments	$268,950	$74,559	$343,509

	As at December 31, 2020
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$113,460	$47,329	$160,789
Rupert Resources Ltd.	65,461	39,280	104,741
White Gold Corp.	13,419	—	13,419
Royal Road Minerals Ltd.	12,801	—	12,801
Other(i)	77,215	6,138	83,353
Total investments	$282,356	$92,747	$375,103

Note:

(i)The balance is comprised of 20 (2020 — 17) equity investments that are each individually immaterial.